CONVERTIBLE PREFERRED SHARES AND SHAREHOLDERS' DEFICIT - Series D Preferred Share Issuance (Details) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended				12 Months Ended
	Apr. 02, 2019	Jun. 30, 2020	Mar. 31, 2020	Oct. 31, 2019	Apr. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Class of Stock [Line Items]
Convertible Notes and accrued interest converted	$ 271,984
Series D
Class of Stock [Line Items]
Proceeds from issuance of preferred shares						$ 1,311,548
Series D | Security Purchase Agreement
Class of Stock [Line Items]
Convertible Notes and accrued interest converted							$ 272,000
Number of shares issued		82,496,092	82,496,092				374,777,281
Price per share issued							$ 2.33
Proceeds from issuance of preferred shares							$ 872,000
Share issuance costs recorded as noncurrent assets								$ 10,200
Share issuance costs incurred and recorded as an issuance cost in additional paid in capital							$ 300
Series D | First tranche
Class of Stock [Line Items]
Amount of shares issuable								200,000
Proceeds from agreement received in tranches		$ 200,000	$ 200,000		$ 200,000
Series D | Second tranche
Class of Stock [Line Items]
Amount of shares issuable								400,000
Proceeds from agreement received in tranches			$ 400,000	$ 400,000
Series D | Third tranche
Class of Stock [Line Items]
Amount of shares issuable								$ 400,000